Discontinued Operation	6 Months Ended
Mar. 31, 2024
Discontinued Operations [Abstract]
DISCONTINUED OPERATION
17.	DISCONTINUED OPERATION

Due to the impact of COVID-19, the revenue of rental business decreased after December 2019, which led to the termination of the cooperation with its sublease agents from January 2020 to July 2020. Therefore, management decided to dispose majority of its rental assets, mainly batteries and E-bicycle, before September 30, 2021. The disposal of the Company’s rental business was treated as a discontinued operation for all fiscal years presented.

The liabilities of the discontinued operations, which are included in “Current liabilities of discontinued operation”, on the Unaudited Interim Condensed Consolidated Balance Sheets as of September 30, 2023 and March 31, 2024, consist of the following:

	As of September 30, 2023	As of March 31, 2024
		(Unaudited)
Liabilities of discontinued operation
Accounts payable	$194,650	$196,691
Other payable	75,715	84,164
Income tax payable	423,478	427,918
Total current liabilities	693,843	708,773
Total liabilities	$693,843	$708,773

The following are revenues and income from discontinued operations:

	Six Months Ended March 31,
	2023	2024
	(Unaudited)	(Unaudited)
Net revenues	$120	$8
Cost of revenues	-	-
Income from discontinued operation before income tax	131	30
Income tax expense	-	-
Income from discontinued operation, net of income tax	$131	$30